PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of net liabilities (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 3,467,219	R$ 4,102,059
Fair value of plan assets	4,170,438	4,415,345
Net liabilities (assets)	(703,219)	(313,286)
Net liabilities (assets)	554,666	789,519	R$ 934,128
Current assets	(90,538)	(82,935)
Noncurrent assets	(4,613)	(82,127)
Current liabilities	19,946	22,155
Noncurrent liabilities	629,871	932,426
Post-retirement pension plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	2,066,175	2,238,700
Fair value of plan assets	3,310,273	3,411,297
Net liabilities (assets)	(1,244,098)	(1,172,597)
Net liabilities (assets)	(26,359)	(91,272)	(138,745)
Current assets	(90,538)	(82,935)
Noncurrent assets	(4,613)	(82,127)
Current liabilities	7,146	6,475
Noncurrent liabilities	61,646	67,315
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,401,044	1,863,359
Fair value of plan assets	860,165	1,004,048
Net liabilities (assets)	540,879	859,311
Net liabilities (assets)	581,025	880,791	1,072,873
Current liabilities	12,800	15,680
Noncurrent liabilities	568,225	865,111
Asset Limitation
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,257,885	1,102,805	1,186,062
Asset Limitation | Post-retirement pension plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,217,739	1,081,325	1,128,691
Asset Limitation | Post-retirement health plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	R$ 40,146	R$ 21,480	R$ 57,371